Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net
	As of June 30,
	2025	2026
	RMB	RMB
Accounts receivable	52,904,617	78,262,038
Less: allowance of credit losses	9,125,428	17,078,584
Accounts receivable, net	43,779,189	61,183,454

Schedule of Allowance of Credit Losses

The movements in the allowance of credit losses were as follows:

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Beginning balance	-	-	9,125,428
Additions	-	9,125,428	7,953,156
Ending balance	-	9,125,428	17,078,584